SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31,			Year Ended December 31,
	2018			2017
December 31, 2018:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	8,360	—	8,360	4,007	—	4,007
Cost of revenues	2,837	—	2,837	2,126	—	2,126
Gross profit	5,523	—	5,523	1,881	—	1,881
Research and development expenses, net	—	24,862	24,862	—	32,969	32,969
Selling, marketing and business development expenses	11,329	1,157	12,486	10,520	1,494	12,014
General and administrative expenses	2,795	4,711	7,506	2,680	5,345	8,025
Other expenses	—	—	—	—	845	845
Operating loss	8,601	30,730	39,331	11,319	40,653	51,972